Income Taxes - Schedule Of Effects of Preferential Tax Rates on Earnings per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Effects Of Preferential Tax Rates On Earnings Per Share [Line Items]
Tax saving amount due to preferential tax rates	¥ 635,456	¥ 86,110	¥ 0
Effect on basic earnings per share	¥ 0.03	¥ 0	¥ 0
Effect on diluted earnings per share	¥ 0.03	¥ 0	¥ 0